Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

January 5, 2017

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
        Post-Effective Amendment No. 509 to Registration Statement
       No.333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of the Fund’s prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 509 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on December 23, 2016.

If you have any questions, please contact me at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Adjustable Rate Government Fund

Wells Fargo Conservative Income Fund

Wells Fargo Core Plus Bond Fund

Wells Fargo Government Securities Fund

Wells Fargo High Yield Bond Fund

Wells Fargo Short Duration Government Bond Fund

Wells Fargo Short-Term Bond Fund

Wells Fargo Short-Term High Yield Bond Fund

Wells Fargo Ultra Short-Term Income Fund